AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2022
	Principal Amount	Value
Corporate Bonds and Notes - 42.7%
Financials - 11.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
1.650%, 10/29/24	$450,000	$411,114
Air Lease Corp.
2.875%, 01/15/26	248,000	222,001
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[1,2,3]	530,000	408,459
American Tower Corp.
2.950%, 01/15/51	515,000	309,169
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[1,3]	398,000	313,287
The Bank of New York Mellon Corp.
Series G, (4.700% to 09/20/25 then U.S. Treasury Yield Curve CMT 5 year + 4.358%), 4.700%, 09/20/25[1,2,3,4]	221,000	211,607
Boston Properties, LP
3.400%, 06/21/29	473,000	400,778
Crown Castle, Inc.
4.300%, 02/15/29	325,000	298,111
First-Citizens Bank & Trust Co.
6.125%, 03/09/28	355,000	352,378
The Goldman Sachs Group, Inc.
Series O, (5.300% to 11/10/26 then 3 month LIBOR + 3.834%), 5.300%, 11/10/26[1,2,3]	243,000	225,455
JPMorgan Chase & Co.
(1.470% to 09/22/26 then SOFR + 0.765%), 1.470%, 09/22/27[1,3]	250,000	211,401
Morgan Stanley, GMTN
(4.431% to 01/23/29 then 3 month LIBOR + 1.628%), 4.431%, 01/23/30[1,3]	465,000	427,456
SBA Communications Corp.
3.875%, 02/15/27	205,000	181,817
SLM Corp.
3.125%, 11/02/26	260,000	215,220
Starwood Property Trust, Inc.
5.500%, 11/01/23[5]	211,000	207,308
Wells Fargo & Co., MTN
(2.879% to 10/30/29 then 3 month Term SOFR + 1.432%), 2.879%, 10/30/30[1,3]	505,000	414,927

Total Financials		4,810,488
Industrials - 30.6%
AECOM
5.125%, 03/15/27	204,000	190,394
Alcoa Nederland Holding, B.V. (Netherlands)
4.125%, 03/31/29[5]	480,000	402,559
	Principal Amount	Value

Anglo American Capital PLC (United Kingdom)
2.875%, 03/17/31[5]	$277,000	$214,589
Aramark Services, Inc.
5.000%, 02/01/28[5]	242,000	215,552
Arconic, Inc.
5.900%, 02/01/27	206,000	198,038
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[5]	400,000	326,384
Ashtead Capital, Inc.
1.500%, 08/12/26[5]	508,000	425,917
Ball Corp.
2.875%, 08/15/30[4]	268,000	205,675
Block Financial LLC
3.875%, 08/15/30	142,000	121,273
Broadcom, Inc.
1.950%, 02/15/28[4,5]	483,000	395,770
Centene Corp.
2.500%, 03/01/31	328,000	247,240
CF Industries, Inc.
5.375%, 03/15/44	441,000	374,756
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 07/23/25	452,000	440,772
Clearwater Paper Corp.
4.750%, 08/15/28[5]	242,000	211,901
The Coca-Cola Co.
2.500%, 06/01/40	110,000	76,776
Cogent Communications Group, Inc.
3.500%, 05/01/26[5]	312,000	274,606
Comcast Corp.
4.150%, 10/15/28	234,000	221,004
CommonSpirit Health
3.347%, 10/01/29	458,000	387,724
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	275,000	249,117
CVS Health Corp.
5.125%, 07/20/45	377,000	330,124
Dell, Inc.
7.100%, 04/15/28[4]	409,000	424,332
Discovery Communications LLC
3.950%, 03/20/28	483,000	423,394
Fiserv, Inc.
4.200%, 10/01/28	423,000	391,246
The Ford Foundation
Series 2020, 2.415%, 06/01/50	508,000	313,683
Freeport-McMoRan, Inc.
4.625%, 08/01/30[4]	226,000	198,028

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 30.6% (continued)
HCA, Inc.
3.500%, 09/01/30	$207,000	$170,924
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30	220,000	191,400
KB Home
4.800%, 11/15/29	381,000	306,736
Kraft Heinz Foods Co.
4.250%, 03/01/31	416,000	374,415
Merck & Co., Inc.
1.900%, 12/10/28	509,000	426,949
Microsoft Corp.
2.525%, 06/01/50	486,000	317,525
MSCI, Inc.
3.250%, 08/15/33[5]	218,000	168,346
Murphy Oil USA, Inc.
4.750%, 09/15/29	60,000	53,100
5.625%, 05/01/27	165,000	157,695
Newell Brands, Inc.
4.450%, 04/01/26[6]	221,000	203,320
Novelis Corp.
3.250%, 11/15/26[5]	285,000	237,898
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[5]	264,000	248,408
PulteGroup, Inc.
5.000%, 01/15/27	432,000	418,950
Sonoco Products Co.
2.850%, 02/01/32[4]	501,000	396,961
Sysco Corp.
2.400%, 02/15/30	463,000	376,804
Tenet Healthcare Corp.
4.875%, 01/01/26[5]	185,000	171,915
Travel + Leisure Co.
5.650%, 04/01/24[6]	342,000	334,326
United Rentals North America, Inc.
3.875%, 02/15/31	225,000	182,988
Verizon Communications, Inc.
3.875%, 02/08/29	444,000	405,319
Walgreens Boots Alliance, Inc.
4.800%, 11/18/44	325,000	261,966
WESCO Distribution, Inc.
7.250%, 06/15/28[5]	175,000	171,404

Total Industrials		12,838,203
Utilities - 0.7%
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	377,000	275,771

Total Corporate Bonds and Notes (Cost $21,209,019)		17,924,462
	Principal Amount	Value

Municipal Bonds - 6.3%
California Health Facilities Financing Authority 4.190%, 06/01/37	$225,000	$196,229
California State General Obligation, School Improvements 7.550%, 04/01/39	525,000	653,780
Commonwealth of Massachusetts, Series B 4.110%, 07/15/31	300,000	287,804
County of Miami-Dade FL Aviation Revenue, Series C 4.280%, 10/01/41	495,000	429,339
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	430,000	440,269
Massachusetts School Building Authority Series B, 1.753%, 08/15/30	448,000	366,221
University of California, University & College Improvements Series BD, 3.349%, 07/01/29	300,000	270,622

Total Municipal Bonds (Cost $3,049,053)		2,644,264
U.S. Government and Agency Obligations - 46.7%
Fannie Mae - 26.5%
FNMA
3.000%, 06/01/38	548,680	505,741
3.500%, 02/01/33 to 07/01/50	4,380,572	4,039,675
4.000%, 10/01/43 to 01/01/51	2,074,155	1,962,596
4.500%, 04/01/39 to 08/01/50	1,576,546	1,535,769
5.000%, 07/01/47 to 08/01/50	866,358	867,465
FNMA Pool
3.000%, 06/01/33 to 05/01/50	908,098	819,224
3.500%, 01/01/36	186,765	176,983
4.000%, 05/01/47 to 06/01/49	767,297	726,041
4.500%, 01/01/44 to 05/01/48	523,423	512,510

Total Fannie Mae		11,146,004
Freddie Mac - 6.9%
FHLMC
3.000%, 03/01/50 to 03/01/51	1,350,832	1,186,667
4.000%, 07/01/48 to 09/01/50	391,941	369,183
4.500%, 10/01/41	492,027	482,142
FHLMC Gold Pool
3.500%, 02/01/30 to 04/01/46	923,194	859,543

Total Freddie Mac		2,897,535
U.S. Treasury Obligations - 13.3%
U.S. Treasury Bonds
1.875%, 02/15/51	1,240,000	820,919
2.250%, 05/15/41	1,047,000	791,508
2.500%, 02/15/46	393,000	298,389
3.125%, 05/15/48	831,000	718,555
3.500%, 02/15/39	755,000	718,813
5.000%, 05/15/37	533,000	604,601

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

U.S. Treasury Obligations - 13.3% (continued)
U.S. Treasury Bonds
6.750%, 08/15/26	$574,000	$626,624
U.S. Treasury Notes
1.625%, 02/15/26	593,000	544,564
1.875%, 02/15/32	297,000	251,661
2.125%, 09/30/24	236,000	226,486

Total U.S. Treasury Obligations		5,602,120

Total U.S. Government and Agency Obligations (Cost $22,653,883)		19,645,659
Foreign Government Obligation - 0.8%
The Korea Development Bank (South Korea)
0.500%, 10/27/23 (Cost $345,687)	346,000	331,659

Short-Term Investments - 5.5%
Joint Repurchase Agreements - 3.5%[7]
Citigroup Global Markets, Inc., dated 09/30/22, due 10/03/22, 2.980% total to be received $477,389 (collateralized by various U.S. Treasuries, 0.000% - 4.250%, 01/26/23 - 05/15/48, totaling $486,815)	477,270	477,270
	Principal Amount	Value

National Bank Financial, dated 09/30/22, due 10/03/22, 3.090% total to be received $1,000,258 (collateralized by various U.S. Treasuries, 0.000% - 3.875%, 10/03/22 - 09/09/49, totaling $1,020,088)	$1,000,000	$1,000,000

Total Joint Repurchase Agreements		1,477,270
Repurchase Agreements - 2.0%
Fixed Income Clearing Corp., dated 09/30/2022 due 10/03/2022, 2.900% total to be received $850,205 (collateralized by a U.S. Treasury, 1.500%, 11/30/28, totaling $867,082)	850,000	850,000

Total Short-Term Investments (Cost $2,327,270)		2,327,270
Total Investments - 102.0% (Cost $49,584,912)		42,873,314
Other Assets, less Liabilities - (2.0)%		(847,223)
Net Assets - 100.0%		$42,026,091

[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2022. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Some of these securities, amounting to $1,745,463 or 4.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of these securities amounted to $3,672,557 or 8.7% of net assets.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
SOFR	Secured Overnight Financing Rate

AMG GW&K Enhanced Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$17,924,462	—	$17,924,462
Municipal Bonds†	—	2,644,264	—	2,644,264
U.S. Government and Agency Obligations†	—	19,645,659	—	19,645,659
Foreign Government Obligation†	—	331,659	—	331,659
Short-Term Investments
Joint Repurchase Agreements	—	1,477,270	—	1,477,270
Repurchase Agreements	—	850,000	—	850,000
Total Investments in Securities	—	$42,873,314	—	$42,873,314

†	All corporate bonds and notes, municipal bonds, U.S. government agency obligations and foreign government obligation held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government agency obligations and foreign government obligation by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,745,463	$1,477,270	$401,339	$1,878,609
The following table summarizes the securities received as collateral for securities lending at September 30, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.010%-5.000%	10/31/22-02/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.